Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 7,346,972	$ 6,417,031
Additions	1,350,064	1,052,489
Interest capitalized	334,668	200,764
Depreciation for the year	(189,404)	(320,377)
Disposals and write offs	(3,995)	(2,935)
Property, plant and equipment at end of period	8,838,305	7,346,972
Non-current assets pledged as security	8,838,305	7,346,972
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,084,002
Property, plant and equipment at end of period	10,753,275	9,084,002
Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,737,030)
Property, plant and equipment at end of period	(1,914,970)	(1,737,030)
Mining Property Interests [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	834,310	854,089
Additions	21,137	47,270
Depreciation for the year	(56,334)	(67,049)
Property, plant and equipment at end of period	799,113	834,310
Non-current assets pledged as security	799,113	834,310
Mining Property Interests [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,226,109
Property, plant and equipment at end of period	1,247,246	1,226,109
Mining Property Interests [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(391,799)
Property, plant and equipment at end of period	(448,133)	(391,799)
Plant and equipment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,197,491	3,394,948
Depreciation for the year	(133,070)	(253,296)
Disposals and write offs	(3,995)	(2,935)
Transfers and other movements	203,021	58,774
Property, plant and equipment at end of period	3,263,447	3,197,491
Non-current assets pledged as security	3,263,447	3,197,491
Plant and equipment [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	4,541,570
Property, plant and equipment at end of period	4,729,132	4,541,570
Plant and equipment [member] | Accumulated depreciation / Impairment [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,344,079)
Property, plant and equipment at end of period	(1,465,685)	(1,344,079)
Capital works in progress [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,315,171	2,167,962
Additions	1,328,927	1,005,219
Interest capitalized	334,668	200,764
Transfers and other movements	(203,021)	(58,774)
Property, plant and equipment at end of period	4,775,745	3,315,171
Non-current assets pledged as security	4,775,745	3,315,171
Capital works in progress [member] | Cost [member] | Oyu Tolgoi [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,315,171
Property, plant and equipment at end of period	4,775,745	3,315,171
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period		32
Depreciation for the year		(32)
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,152
Property, plant and equipment at end of period	1,152	1,152
Plant and equipment [member] | Accumulated depreciation / Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,152)
Property, plant and equipment at end of period	$ (1,152)	$ (1,152)